Ordinary shares	9 Months Ended
Sep. 30, 2019
Ordinary shares
Ordinary shares
1 8 .	Ordinary shares

Upon inception, 1 ordinary share was issued at a par value of US$0.00002 per share.
In March 2014, the Company issued 351,678,637 ordinary shares to Huang River Investment Limited, a wholly owned subsidiary of Tencent
Holdings Limited (“Tencent”),
in connection with Tencent Transaction (Note
23
). Additionally, upon the initial public offering in May 2014, the Company issued 166,120,400 Class A ordinary shares. Concurrently, the Company issued 139,493,960 Class A ordinary shares in a private placement to Huang River Investment Limited.
In June 2016, the Company issued 144,952,250 Class A ordinary shares to Newheight Holdings Ltd., a wholly owned subsidiary of Walmart, in connection with Walmart Transaction.
In June 2018, the Company issued 27,106,948 Class A ordinary shares to Google LLC, and received a consideration of US$549,836 (RMB3,531,870) after deducting financing charges.
In May 2019, the Company issued 8,127,302 Class A ordinary shares to Huang River Investment
Limited (Note
23
).
The ordinary shares reserved for future exercise of the RSUs and share options were 160,323,374 and 137,932,286 as of December 31, 2018 and September 30, 2019, respectively.